ACCRUED LIABILITIES - (Tables)	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Summary of accrued liabilities
A summary of accrued liabilities is as follows (in thousands):

	December 31, 2012	December 31, 2011
Accrued insurance reserves	$9,816	$10,649
Accrued compensation and benefits	7,381	4,496
Accrued materials	5,745	4,907
Accrued property, sales and other taxes	4,632	4,251
Accrued rent	1,904	1,933
Accrued interest	547	664
Other	6,405	4,333
	$36,430	$31,233